DESCRIPTION OF THE PLAN - Participation, Contributions and Vesting (Details) - Reliance, Inc. Master 401(k) Plan	12 Months Ended
Dec. 31, 2025 age
DESCRIPTION OF THE PLAN
Description of plan available	true
Participation eligibility waiting time period	30 days
Participation automatic enrollment waiting time period	90 days
Initial Contribution rate (as a percent)	3.00%
Increase in automatic deferral contributions, percent (as a percent)	1.00%
Maximum automatic deferral contributions, percent (as a percent)	10.00%
Employee contribution, percentage (as a percent)	50.00%
Minimum eligible age for super catch-up contributions	60
Maximum eligible age for super catch-up contribution	63
Less than 1
DESCRIPTION OF THE PLAN
Vesting percentage (as a percent)	0.00%
1
DESCRIPTION OF THE PLAN
Vesting percentage (as a percent)	25.00%
2
DESCRIPTION OF THE PLAN
Vesting percentage (as a percent)	50.00%
3
DESCRIPTION OF THE PLAN
Vesting percentage (as a percent)	75.00%
4 or more
DESCRIPTION OF THE PLAN
Vesting percentage (as a percent)	100.00%